Saba Closed-End Funds ETF SCHEDULE OF INVESTMENTS	August 31, 2021 (Unaudited)

	Number of Shares	Value
CLOSED-END FUNDS – 89.8%
EQUITY – 16.5%
Cushing NextGen Infrastructure Income Fund (The)	25,746	$1,179,939
Guggenheim Enhanced Equity Income Fund(a)	93,206	878,933
India Fund, Inc. (The)	216,994	5,051,620
New Ireland Fund, Inc. (The)*	12,471	165,957
Nuveen Tax-Advantaged Dividend Growth Fund	16,911	280,384
Nuveen Tax-Advantaged Total Return Strategy Fund	10,732	125,242
Principal Real Estate Income Fund	3,367	52,559
Salient Midstream & MLP Fund	93,894	522,990
Voya Asia Pacific High Dividend Equity Income Fund	3,888	33,787
Voya Emerging Markets High Income Dividend Equity Fund	281,436	2,167,057
Voya Global Advantage and Premium Opportunity Fund	65,425	665,372
Voya Global Equity Dividend and Premium Opportunity Fund	319,137	1,985,032
		13,108,872
FIXED INCOME – 61.1%
Apollo Senior Floating Rate Fund, Inc.	76,336	1,200,765
Apollo Tactical Income Fund, Inc.	77,683	1,233,606
Blackstone Long-Short Credit Income Fund	334	4,900
Blackstone Strategic Credit Fund	714,606	9,904,439
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	98,947	1,256,627
Delaware Investments Minnesota Municipal Income Fund II, Inc.	42,853	606,799
Delaware Ivy High Income Opportunities Fund	495,355	6,989,459
Eaton Vance Floating-Rate Income Plus Fund*(b)	47,490	39,141
Eaton Vance New York Municipal Bond Fund	368	4,626
Invesco Pennsylvania Value Municipal Income Trust	105,694	1,432,154
Invesco Senior Income Trust(c)	3,230,214	14,148,337
Morgan Stanley Emerging Markets Debt Fund, Inc.(a)	309,270	2,925,694
New America High Income Fund, Inc. (The)	39,934	380,172
Nuveen Mortgage and Income Fund	17,027	355,864
Nuveen New York AMT-Free Quality Municipal Income Fund	78,142	1,108,835
Nuveen Ohio Quality Municipal Income Fund	31,776	523,669
PGIM Global High Yield Fund, Inc.(a)	156,478	2,458,269
Templeton Global Income Fund	92,994	510,537
Vertical Capital Income Fund	66,713	712,495

	Number of Shares	Value
CLOSED-END FUNDS (Continued)
FIXED INCOME (Continued)
Virtus AllianzGI Convertible & Income Fund II	482,190	$2,594,182
		48,390,570
HYBRID – 12.2%
Calamos Long/Short Equity & Dynamic Income Trust	239,030	4,802,113
First Trust Aberdeen Emerging Opportunity Fund	18,058	262,924
Nuveen Diversified Dividend and Income Fund	157,846	1,696,845
Special Opportunities Fund, Inc.	158,441	2,466,926
Virtus Dividend Interest & Premium Strategy Fund	28,451	444,974
		9,673,782

TOTAL INVESTMENTS – 89.8%
(Cost $65,523,025)		71,173,224
Other Assets in Excess of Liabilities – 10.2%		8,110,883
TOTAL NET ASSETS – 100.0%		$79,284,107

SECURITIES SOLD SHORT – (1.2)%
EXCHANGE-TRADED FUNDS – (1.2)%
HYBRID – (1.2)%
Guggenheim Strategic Opportunities Fund
(Proceeds $957,502)	(44,000)	(931,480)

TOTAL SECURITIES SOLD SHORT
(Proceeds $957,502)		$(931,480)

*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for securities sold short. As of August 31, 2021, the aggregate value of those securities was $4,182,694, representing 5.3% of net assets.
(b)	Security valued at fair value by the Trust’s Valuation Committee in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. The total value of the security is $39,141 which represents approximately 0.0% of net assets as of August 31, 2021.
(c)	All or a portion of this security is pledged as collateral for borrowings. As of August 31, 2021, the aggregate value of those securities was $5,443,749, representing 6.9% of net assets.

Saba Closed-End Funds ETF SCHEDULE OF INVESTMENTS (Concluded)	August 31, 2021 (Unaudited)

FUTURES CONTRACTS

	Expiration Date	Number of Contracts	Notional Value	Value	Unrealized Appreciation (Depreciation)
Bond Futures (Short Position)
CBOT 5-Year U.S. Treasury Note	December 2021	(150)	$(18,500,202)	$(18,557,813)	$(57,611)
TOTAL FUTURES CONTRACTS			$(18,500,202)	$(18,557,813)	$(57,611)